RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of accrued compensation
Schedule of accrued compensation
		William	Jerome
	Total	Delgado	Gomolski
Balance December 31,2022	$141,997	$21,163	$120,834
2-Q 2023 Salary	150,000	120,000	30,000
Payments,	(157,984)	(145,484)	(12,500)
Balance June 30, 2023	$134,013	$(4,321)	$138,334

		William	Jerome
	Total	Delgado	Gomolski
Balance 12/31/2021	$90,834	$0.00	$90,834

2022 Salary	300,000	240,000	60,000
Payments	(248,837)	(218,837)	(30,000)

Balance 12/31/2022	$(141,997)	$(21,163)	$(120,834)

Schedule of accounts payable
Schedule of accounts payable
	June 30,	December 31,
	2023	2022
RLT Consulting	$21,591	$21,591
Jerry Gomolski	25,000	25,000
Charter 804CS	20,099	20,099
Gary Gray	12,000	12,000
	$78,690	$78,690

	December 31,	December 31,
	2022	2021
Jerry Gomolski	25,000	25,000
Charter 804CS	20,099	20,099
Gary Gray	12,000	12,000
	$57,099	$57,099